CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents (Note 5)	$ 38,794	$ 41,455
Investment in securities - current (Note 8)	7,950
Accounts receivable - net (Note 6)	199	265
Prepaid expenses	60	401
Restricted cash (Note 5)	313	306
Other current assets (Note 7)	510	155
Total Current Assets	47,826	42,582
INVESTMENT IN SECURITIES - NONCURRENT (Note 8)	2,371	10,322
PROPERTY, PLANT AND EQUIPMENT, NET	103	88
INTANGIBLE ASSETS - NET	19	12
OTHER ASSETS
Refundable deposits	192	211
Prepaid licensing and royalty fees (Note 3)	177	35
Right-of-use assets (Note 9)	1,306	1,971
Other (Note 12)	142	297
TOTAL ASSETS	52,136	55,518
CURRENT LIABILITIES
Accounts payable	53	118
Accrued expenses (Note 10)	1,151	1,435
Deferred revenue (Note 11)	817	880
Other current liabilities (Notes 9 and 17)	616	783
Total Current Liabilities	2,637	3,216
NONCURRENT LIABILITIES
Lease liabilities (Note 9)	893	1,450
Total Liabilities	3,530	4,666
COMMITMENTS AND CONTINGENCIES (Note 17)
SHAREHOLDERS' EQUITY (Note 13)
Ordinary shares, no par value, and additional paid-in capital; issued and outstanding 11,052 thousand shares in 2022 and 2021	308,752	308,752
Accumulated deficit	(238,431)	(235,679)
Accumulated other comprehensive loss (Note 14)	(21,715)	(22,221)
Total GigaMedia Shareholders’ Equity	48,606	50,852
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 52,136	$ 55,518